Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Comprehensive income
Profit for the period	$ 379,081	$ 495,583	$ 656,414
Items that may be reclassified to profit or loss:
Foreign currency translation gain (loss)	(1,345)	1,367	(39)
Other comprehensive income (loss)	(1,345)	1,367	(39)
Comprehensive income	$ 377,736	$ 496,950	$ 656,375